Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Employer matching contribution for 401(k) defined compensation plan, percent of match (up to)	6.00%
Employer matching contributions	$ 14.1	$ 11.1	$ 11.1
Employer matching contribution for deferred compensation plan, percent of match (up to)	6.00%